Business Combination (Details Textual) - USD ($)		3 Months Ended	9 Months Ended
	Jan. 15, 2020	Mar. 31, 2020	Mar. 31, 2020
Business Combination (Textual)
Bussiness combination interst	80.40%
Fair value of consideration transfered	$ 17,600,000
Selling general and administrative expenses			$ 200,000
Common stock per share		$ 9	$ 9
Contingent consideration, description			(i) $0.01 per solo*TAG™ and solo*CODE™ sold or (ii) 7% of net revenue. The fees will be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon us no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAG™ and solo*CODE™, which is December 1, 2029. This fee represents contingent consideration and will be recorded at fair value as of the date of acquisition. As noted above due to the complexity of this valuation we have not included an estimated liability as of March 31, 2020 and will record the contingent consideration liability when we have completed the valuation. Contingent consideration will be recorded at fair value with changes in fair value being recognized in earnings at each reporting period.
Revenues	$ 9,600		$ 516,200
Common stock		1,950,000	1,950,000
Minimum [Member]
Business Combination (Textual)
Non controlling interest for cash		40.00%
Maximum [Member]
Business Combination (Textual)
Non controlling interest for cash		55.00%